PUSHDOWN OF ULTIMATE PARENT'S BASIS - Schedule of Adjustment to Ultimate Parent’s Basis (Details) - USD ($) $ in Millions		5 Months Ended
	Aug. 07, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Goodwill	$ 987	$ 1,600	$ 10,488	$ 10,508	$ 16,516
Measurement Period Adjustments, Goodwill		430
Liabilities:
Measurement Period Adjustments, Paramount Global basis		107
NAI Transaction and The Transactions
Assets:
Cash and cash equivalents	3,977	3,977
Receivables, net	5,980	5,960
Measurement Period Adjustments, Receivables, net		(20)
Programming and other inventory, current	1,970	1,904
Measurement Period Adjustments, Programming and other inventory, current		(66)
Prepaid expenses and other current assets	1,641	1,641
Property and equipment, net	2,118	2,116
Measurement Period Adjustments, Property and equipment, net		(2)
Programming and other inventory, noncurrent	13,599	13,234
Measurement Period Adjustments, Programming and other inventory, noncurrent	(562)	(365)
Goodwill	947	1,377
Measurement Period Adjustments, Goodwill		430
Intangible assets, net	6,748	6,737
Measurement Period Adjustments, Intangible assets, net		(11)
Operating lease assets	875	916
Measurement Period Adjustments, Operating lease assets		41
Deferred income tax assets, net	1,200	1,223
Measurement Period Adjustments, Deferred income tax assets, net		23
Other noncurrent assets	2,470	2,512
Measurement Period Adjustments, Other noncurrent assets		42
Total assets	41,525	41,597
Total assets		72
Liabilities:
Long-term debt	13,619	13,619
Pension and postretirement benefit obligations	1,390	1,390
Deferred income tax liabilities, net	306	235
Measurement Period Adjustments, Deferred income tax liabilities, net		(71)
Operating lease liabilities	1,219	1,219
Programming obligations	2,017	1,969
Measurement Period Adjustments, Programming obligations		(48)
Other liabilities	10,137	10,319
Measurement Period Adjustments, Other liabilities		182
Total liabilities	28,688	28,751
Total liabilities		63
Noncontrolling interests	1,249	1,151
Measurement Period Adjustments, Noncontrolling interests		(98)
Paramount Global basis	$ 11,588	$ 11,695